Average Annual Total Returns (Vanguard Russell 1000 Growth Index Fund Institutional)	Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Russell 1000 Growth Index Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.39%	32.92%	19.21%	33.48%
Since Inception	16.64%	16.32%	13.14%	16.76%